Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes

The components of loss before income taxes are as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Domestic	$(27,460)	$(11,723)	(3,539)
Foreign	1,196	3,201	3,039

Total	$(26,264)	$(8,522)	(500)

Components of the Provision for Income Taxes

The following table summarizes the total income tax expense, and the related effective tax rate, for the three months ended March 31, 2014 and 2013 (in thousands):

	Three Months Ended March 31,
	2014	2013
Income tax expense	157	288
Effective tax rate	(4.7)%	(18.0)%

The components of the provision for income taxes are as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Current taxes:
United States	$57	$32	165
International	1,577	1,397	1,209

Total current tax expense	1,634	1,429	1,374
Deferred taxes:
United States	5	5	5
International	32	(255)	(51)

Total deferred tax expense (benefit)	37	(250)	(46)

Income tax expense	$1,671	$1,179	1,328

Significant Components of the Company's Deferred Taxes

purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes at December 31, 2013 and 2012 are as follows (in thousands):

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Current deferred tax assets:
Inventory	$1,649	$1,375
Reserves and allowances	296	206
Other	5	60
Valuation allowance	(1,383)	(1,250)

Total current deferred tax assets	567	391
Noncurrent deferred tax assets:
Net operating loss and tax credits carryforwards	24,311	19,535
Amortization	149	169
Other	749	1,230

Gross noncurrent tax assets	25,209	20,934
Valuation allowance	(23,942)	(19,116)

Total noncurrent deferred tax assets	$1,267	$1,818

Deferred tax liabilities:
Current deferred tax liabilities:
Prepaid and other	$1,107	$933

Total current deferred tax liabilities	1,107	933
Noncurrent deferred tax liabilities:
Depreciation	754	1,164
Interest	—	100

Total noncurrent deferred tax liabilities	$754	$1,264

Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal tax rate to the Company’s effective rate is as follows:

	Years Ended December 31,
	2013	2012	2011
Statutory U.S. federal tax rate	34.0%	34.0%	34.0%
State taxes	(0.2)	0.5	(33.1)
Valuation allowance	(15.5)	(45.4)	(335.5)
Permanent items	(24.7)	(2.0)	(22.3)
Prior year true-up	0.2	—	84.7
Foreign tax rate differentials	(0.2)	(0.9)	6.6

Total	(6.4)%	(13.8)%	(265.6)%